SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE－22 SUBSEQUENT EVENTS

On October 21, 2025, the Company’s 99% owned subsidiary, Nusatrip International Pte. Ltd. (“NIPL”), incorporated Nusatrip Flight Limited (“NFHK”) for HK$780,000, under the laws of the Hong Kong Special Administrative Region, engaged in online ticketing and reservation services.

Save as disclosed above, the Company’s management has evaluated subsequent events up to the date of these condensed consolidated financial statements were available to be issued, pursuant to the requirements of ASC 855 and has determined there are no material subsequent events to disclose.

NOTE－ 22 SUBSEQUENT EVENTS

Convertible Note

On October 18, 2024, subsidiary Nusatrip Inc. entered into a securities purchase agreement with the Selling Stockholders. Pursuant to securities purchase agreement, on October 18, 2024, the subsidiary issued convertible notes (the “Convertible Notes”) to the Selling Stockholders with an aggregate principal amount of $1,600,002 (the “Convertible Notes Offering”). Pursuant to the amendments to the securities purchase agreement for Convertible Notes dated November 13, 2024, entered by the subsidiary and the investors, the Convertible Notes shall automatically convert into shares of our common stock upon the effectiveness of the registration statement at the conversion price of $1.50 per share. The subsidiary is obligated to pay interest to the Selling Stockholders on the outstanding principal amount at the rate of 6.0% per annum. The Convertible Notes and the interests shall be converted into shares of common stock of the subsidiary at a conversion price of $1.50 per share by the six months anniversary of the issuance date or the consummation of IPO, whichever earlier. The Convertible Notes were converted into an aggregate of 1,066,668 shares of Common Stock and issued to the investors, and the three private placements were completed on February 10, 2025.

Equity line of credit – ATM

On August 21, 2023, the Company entered into an At-The-Market Issuance Sales Agreement, or the Sales Agreement with Ascendiant Capital Markets, LLC, or ACM, as amended, relating to shares of our common stock offered by this prospectus supplement No. 2 dated as of February 13, 2025 (the “Amendment No. 2 to Prospectus Supplement”) and the accompanying amendment no. 1 to the prospectus supplement dated as of May 24, 2024 (the “Amendment No. 1 to Prospectus Supplement”), the prospectus supplement dated August 21, 2023 (the “Prospectus Supplement”) and the prospectus dated as of April 20, 2023 (the “Base Prospectus”).

In accordance with the terms of the sales agreement, as amended on February 13, 2025, and May 24, 2024, the Company may offer and sell shares of our common stock, par value $0.0001 per share, having an aggregate offering (the “ATM Offering”) price of up to $3,371,000 from time to time through ACM, acting as sales agent (the “Sales Agent”), at the Company’s discretion.

Private placement

On April l, 2025, the Company entered into an Term Sheet with an investor to commit to invest up to $2,000,000, or up to the maximum amount that the Company can sell in accordance with the transaction requirements set forth in the General Instruction I.B.6 of Form S-3 in exchange for common stock under the Registration Statement on Form S-3 of the Company.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated subsequent events up to the date of these consolidated financial statements were available to be issued, pursuant to the requirements of ASC 855 and has determined that, save as disclosed above, there are no material subsequent events to disclose.